Risks Arising from Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Derivative Financial Instruments Outstanding at Year-end by Maturity Bucket

The following table provides an overview of the derivative financial instruments outstanding at year-end by maturity bucket. The amounts included in this table are the notional amounts.

	2017					2016
Million US dollar	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years

Foreign currency
Forward exchange contracts	11 637	233	—	—	—	22 396	96	—	—	—
Foreign currency futures	655	—	—	—	—	610	—	—	—	—

Interest rate
Interest rate swaps	1 075	2 250	750	1 883	88	1 292	1 075	2 250	784	3 630
Cross currency interest rate swaps	711	1 797	—	5 900	1 176	1 553	785	1 796	460	1 134
Interest rate futures	—	—	5	—	—	—	—	46	77	—
Other interest rate derivatives	—	—	—	—	565	—	—	—	—	565

Commodities
Aluminum swaps	1 412	21	—	—	—	1 211	31	—	—	—
Other commodity derivatives	1 214	144	—	—	—	1 124	189	—	—	—

Equity
Equity derivatives	11 799	—	—	—	—	10 087	235	—	—	—

Summary of Foreign Exchange Risk on Operating Activities

The second currency of the currency pairs listed is the functional currency of the related subsidiary.

	31 December 2017			31 December 2016
Million US dollar	Total exposure	Total hedges	Open position	Total exposure	Total hedges	Open position

Euro/Canadian dollar	(32)	32	—	(52)	52	—
Euro/Mexican peso	(275)	246	(29)	(159)	197	38
Euro/Pound sterling	(82)	110	28	(33)	146	113
Euro/Russian ruble	(58)	68	10	(64)	93	29
Euro/South African rand	(84)	84	—	(64)	64	—
Euro/South Korean won	(53)	44	(9)	(63)	55	(8)
Euro/Ukrainian hryvnia	(58)	—	(58)	(60)	—	(60)
Euro/US dollar	(271)	425	154	(924)	483	(441)
Pound sterling/Euro	(87)	128	41	(69)	71	2
Pound sterling/US dollar	(40)	40	—	(492)	162	(330)
US dollar/Argentinean peso	(678)	678	—	(219)	219	—
US dollar/Australian dollar	(469)	192	(277)	(171)	73	(98)
US dollar/Bolivian boliviano	(20)	20	—	(59)	59	—
US dollar/Brazilian real	(1 184)	1 184	—	(1 102)	1 102	—
US dollar/Canadian dollar	(306)	306	—	(347)	347	—
US dollar/Chilean peso	(324)	324	—	(255)	255	—
US dollar/Chinese yuan	(303)	134	(169)	(248)	228	(20)
US dollar/Colombian peso	(319)	195	(124)	(202)	187	(15)
US dollar/Euro	(157)	145	(12)	(115)	68	(47)
US dollar/Honduran lempira	—	—	—	(172)	—	(172)
US dollar/Mexican peso	(1 143)	873	(270)	(952)	1 065	113
US dollar/Nigerian naira	(172)	—	(172)	(87)	—	(87)
US dollar/Paraguayan guarani	(108)	108	—	(136)	136	—
US dollar/Peruvian nuevo sol	(255)	154	(101)	(196)	123	(73)
US dollar/Russian ruble	(45)	30	(15)	(71)	91	20
US dollar/South African rand	(72)	66	(6)	(95)	95	—
US dollar/South Korean won	(20)	60	40	(48)	112	64
US dollar/Tanzanian shilling	(2)	—	(2)	(85)	14	(71)
US dollar/Ukrainian hryvnia	(18)	—	(18)	(22)	—	(22)
US dollar/Uruguayan peso	(57)	57	—	(44)	44	—
US dollar/Zambian kwacha	(4)	—	(4)	(89)	—	(89)
Others	(118)	104	(14)	(390)	71	(319)

Summary of Currency Transactional Risk

AB InBev estimated the reasonably possible change of exchange rate, on the basis of the average volatility on the open currency pairs, as follows:

	2017
	Closing rate 31 December 2017	Possible closing rate[22]	Volatility of rates in %

Euro/Mexican peso	23.67	20.81 - 26.53	12.07%
Euro/Pound sterling	0.89	0.82 - 0.96	7.94%
Euro/Russian ruble	69.12	60.86 - 77.38	11.95%
Euro/South Korean won	1 280.41	1 181.37 - 1 379.44	7.73%
Euro/Ukrainian hryvnia	33.66	30.39 - 36.93	9.72%
Euro/US dollar	1.20	1.11 - 1.28	7.12%
Pound sterling/US dollar	1.35	1.16 - 1.54	13.99%
US dollar/Australian dollar	1.28	1.18 - 1.38	7.50%
US dollar/Chinese yuan	6.51	6.15 - 6.86	5.45%
US dollar/Colombian peso	2 988.60	2 732.94 - 3 244.26	8.55%
US dollar/Euro	0.83	0.77 - 0.89	7.12%
US dollar/Mexican peso	19.74	17.45 - 22.02	11.59%
US dollar/Nigerian naira	360.03	284.18 - 435.87	21.07%
US dollar/Peruvian nuevo sol	3.24	3.11 - 3.38	4.19%
US dollar/Russian ruble	57.63	51.43 - 63.83	10.76%
US dollar/South African rand	12.35	10.44 - 14.25	15.39%
US dollar/South Korean won	1 067.63	921.4 - 1 213.86	13.70%
US dollar/Tanzanian shilling	2 235.44	2 176.76 - 2 294.12	2.63%
US dollar/Ukrainian hryvnia	28.07	26.86 - 29.27	4.30%
US dollar/Zambian kwacha	9.98	8.91 - 11.05	10.72%

	2016
	Closing rate 31 December 2016	Possible closing rate[23]	Volatility of rates in %

Euro/Mexican peso	21.78	18.12 - 25.45	16.83%
Euro/Pound sterling	0.86	0.76 - 0.96	11.63%
Euro/Russian ruble	63.94	51.45 - 76.43	19.53%
Euro/Ukrainian hryvnia	28.66	24.85 - 32.47	13.30%
Euro/US dollar	1.05	0.97 - 1.14	8.09%
Pound sterling/US dollar	1.23	1.06 - 1.40	13.99%
US dollar/Australian dollar	1.38	1.23 - 1.54	11.22%
US dollar/Chinese yuan	6.94	6.57 - 7.32	5.45%
US dollar/Colombian peso	3 002.14	2 449.43 - 3 554.86	18.41%

[22]	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2017.
[23]	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2016.

US dollar/Euro	0.95	0.87 - 1.03	8.09%
US dollar/Honduran lempira	23.49	23.36 - 23.63	0.57%
US dollar/Mexican peso	20.66	17.20 - 24.13	16.76%
US dollar/Nigerian naira	315.28	192.49 - 438.07	38.95%
US dollar/Peruvian nuevo sol	3.35	3.11 - 3.60	7.29%
US dollar/Russian ruble	60.66	48.77 - 72.55	19.60%
US dollar/South Korean won	1 203.90	1 039.01 - 1 368.80	13.70%
US dollar/Tanzanian shilling	2 180.87	2 151.10 - 2 210.64	1.37%
US dollar/Ukrainian hryvnia	27.19	24.27 - 30.11	10.74%
US dollar/Zambian kwacha	9.94	8.06 - 11.82	18.91%

Summary of Foreign Exchange Results Recognized on Unhedged and Hedged Exposures and from Related Hedging Derivative Instruments

Foreign exchange results recognized on unhedged and hedged exposures and from the related hedging derivative instruments can be summarized per type of hedging relationship as follows:

Million US dollar	2017	2016	2015

Cash flow hedges - hedged items	(2)	98	61
Cash flow hedges - hedging instruments (reclassified from equity)	(11)	(151)	(11)
Economic hedges - hedged items not part of a hedge accounting relationship	406	9	(347)
Economic hedges - hedging instruments not part of a hedge accounting relationship	(455)	(45)	352
Other results - not hedged	(242)	68	323

	(304)	(21)	378

Summary of Effective Interest Rates at Balance Sheet

In respect of interest-bearing financial liabilities, the table below indicates their effective interest rates at balance sheet date as well as the split per currency in which the debt is denominated.

31 December 2017	Before hedging		After hedging
Interest-bearing financial liabilities Million US dollar	Effective interest rate	Amount	Effective interest rate	Amount

Floating rate
Australian dollar	2.68%	234	2.68%	234
Brazilian real	9.22%	122	7.61%	199
Canadian dollar	2.09%	207	2.45%	224
Euro	0.35%	3 398	0.35%	3 415
South Africa rand	8.00%	666	8.00%	666
US dollar	1.48%	1 285	1.43%	2 521
Other	16.68%	450	16.68%	450

		6 362		7 709

Fixed rate
Australian dollar	3.70%	1 838	3.70%	1 838
Brazilian real	6.43%	206	5.86%	112
Canadian dollar	3.08%	2 543	3.19%	2 176
Euro	1.88%	26 386	1.70%	34 251
Peruvian nuevo sol	6.87%	33	6.87%	33
Pound sterling	3.83%	4 403	3.80%	3 734
South Korean won	—	—	2.50%	1 000
US dollar	4.18%	74 476	4.51%	65 394
Other	3.36%	252	2.36%	252

		110 137		108 790

31 December 2016	Before hedging		After hedging
Interest-bearing financial liabilities Million US dollar	Effective interest rate	Amount	Effective interest rate	Amount

Floating rate
Brazilian real	9.76%	205	12.62%	729
Canadian dollar	1.55%	386	1.55%	386
Euro	0.20%	3 037	0.12%	4 046
South African rand	8.30%	446	8.30%	446
US dollar	1.82%	10 187	2.33%	18 002
Other	18.75%	352	18.75%	352

		14 613		23 961

Fixed rate
Australian dollar	3.85%	520	3.85%	520
Brazilian real	6.67%	375	6.20%	258
Canadian dollar	2.93%	886	2.89%	554
Euro	0.26%	23 991	1.86%	26 396
Peruvian nuevo sol	5.88%	119	5.88%	119
Pound sterling	6.80%	2 212	9.75%	594
South Korean won	—	—	2.50%	1 000
US dollar	4.06%	79 615	4.15%	68 928
Other	11.41%	412	11.41%	412

		108 130		98 782

Summary of Floating Rate Debt after Hedging

The company estimated that the reasonably possible change of the market interest rates applicable to its floating rate debt after hedging is as follows:

	2017
	Interest rate 31 December 2017[24]	Possible interest rate[25]	Volatility of rates in %

Brazilian real	6.90%	5.29% - 8.50%	23.27%
Canadian dollar	1.54%	1.38% - 1.71%	10.72%
Euro	—	—	3.50%
South African rand	7.16%	6.88% - 7.43%	3.84%
US dollar	1.69%	1.59% - 1.80%	6.00%

	2016
	Interest rate 31 December 2016[26]	Possible interest rate[27]	Volatility of rates in %

Brazilian real	13.20%	12.88% - 13.53%	2.46%
Canadian dollar	0.95%	0.87% - 1.02%	7.83%
Euro	—	—	11.84%
South African rand	7.36%	6.95% - 7.77%	5.55%
US dollar	1.00%	0.89% - 1.11%	11.08%

Summary of Interest Expense Recognized on Unhedged and Hedged Financial Liabilities

Interest expense recognized on unhedged and hedged financial liabilities and the net interest expense from the related hedging derivative instruments can be summarized per type of hedging relationship as follows:

Million US dollar	2017	2016	2015

Financial liabilities measured at amortized cost – not hedged	(4 375)	(4 119)	(2 005)
Fair value hedges—hedged items	(34)	(73)	(87)
Fair value hedges—hedging instruments	23	42	50
Cash flow hedges—hedged items	(25)	(24)	(31)
Cash flow hedges—hedging instruments (reclassified from equity)	26	16	24
Net investment hedges—hedging instruments (interest component)	77	34	152
Economic hedges—hedged items not part of a hedge accounting relationship	—	8	8
Economic hedges—hedging instruments not part of a hedge accounting relationship	(6)	24	56

	(4 314)	(4 092)	(1 833)

Summary of Estimated Impact on Changes in the Price of Commodities

The table below shows the estimated impact that changes in the price of the commodities, for which AB InBev held material derivative exposures at 31 December 2017, would have on the equity reserves.

	2017
	Volatility of prices in %[28]	Pre-tax impact on equity
Million US dollar		Prices increase	Prices decrease

Aluminum	14.83%	212	(212)
Sugar	29.38%	26	(26)
Wheat	30.99%	158	(158)
Energy	20.37%	43	(43)
Rice	20.20%	45	(45)
Corn	24.81%	45	(45)
Plastic	17.50%	15	(15)

[24]	Applicable 3-month InterBank Offered Rates as of 31 December 2017 and as of 31 December 2016.
[25]	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2017 and at December 2016. For the Brazilian real floating rate debt, the estimated market interest rate is composed of the InterBank Deposit Certificate (‘CDI’) and the Long-Term Interest Rate (‘TJLP’). With regard to other market interest rates, the company’s analysis is based on the 3-month InterBank Offered Rates applicable for the currencies concerned (e.g. EURIBOR 3M, LIBOR 3M).
[26]	Applicable 3-month InterBank Offered Rates as of 31 December 2017 and as of 31 December 2016.
[27]	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2017 and at December 2016. For the Brazilian real floating rate debt, the estimated market interest rate is composed of the InterBank Deposit Certificate (‘CDI’) and the Long-Term Interest Rate (‘TJLP’). With regard to other market interest rates, the company’s analysis is based on the 3-month InterBank Offered Rates applicable for the currencies concerned (e.g. EURIBOR 3M, LIBOR 3M).
[28]	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2017.

	2016
	Volatility of prices in %[29]	Pre-tax impact on equity
Million US dollar		Prices increase	Prices decrease

Aluminum	15.80%	196	(196)
Sugar	32.63%	30	(30)
Wheat	26.43%	147	(147)
Energy	28.60%	54	(54)
Rice	26.38%	50	(50)
Corn	24.30%	44	(44)
Plastic	18.62%	20	(20)

Summary of Carrying Amount of Financial Assets

The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized. The maximum exposure to credit risk at the reporting date was:

	2017			2016
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount

Debt securities held for trading	1 304	—	1 304	5 659	—	5 659
Available for sale	83	(7)	76	65	(7)	58
Held to maturity	24	—	24	24	—	24
Trade receivables	4 917	(194)	4 723	4 399	(202)	4 197
Cash deposits for guarantees	209	—	209	200	—	200
Loans to customers	179	—	179	100	—	100
Other receivables	2 326	(117)	2 209	2 818	(109)	2 709
Derivatives	483	—	483	1 117	—	1 117
Cash and cash equivalents	10 472	—	10 472	8 579	—	8 579

	19 997	(318)	19 679	22 961	(318)	22 643

Summary of Allowance for Impairment

The allowance for impairment recognized during the period per classes of financial assets was as follows:

	2017
Million US dollar	Available for sale	Trade receivables	Loans to customers	Other receivables	Total

Balance at 1 January	(7)	(202)	—	(109)	(318)
Impairment losses	—	(55)	—	(4)	(59)
Derecognition	—	53	—	1	54
Currency translation and other	—	10	—	(5)	5

Balance at 31 December	(7)	(194)	—	(117)	(318)

	2016
Million US dollar	Available for sale	Trade receivables	Loans to customers	Other receivables	Total

Balance at 1 January	(9)	(230)	—	(99)	(338)
Impairment losses	—	(43)	—	—	(43)
Derecognition	—	69	—	2	71
Currency translation and other	2	2	—	(12)	(8)

Balance at 31 December	(7)	(202)	—	(109)	(318)

	2015
Million US dollar	Available for sale	Trade receivables	Loans to customers	Other receivables	Total

Balance at 1 January	(11)	(260)	(30)	(128)	(429)
Impairment losses	—	(41)	—	(16)	(57)
Derecognition	—	20	30	22	72
Currency translation and other	2	51	—	23	76

Balance at 31 December	(9)	(230)	—	(99)	(338)

Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities

The following are the nominal contractual maturities of non-derivative financial liabilities including interest payments and derivative financial assets and liabilities:

	2017
Million US dollar	Carrying amount[31]	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Secured bank loans	(502)	(590)	(318)	(137)	(23)	(42)	(70)
Commercial papers	(1 870)	(1 871)	(1 871)	—	—	—	—
Unsecured bank loans	(892)	(927)	(761)	(129)	(37)	—	—
Unsecured bond issues	(112 837)	(167 056)	(8 951)	(13 951)	(12 908)	(24 655)	(106 591)
Unsecured other loans	(68)	(114)	(17)	(23)	(13)	(7)	(54)
Finance lease liabilities	(213)	(301)	(42)	(42)	(32)	(40)	(145)
Bank overdraft	(117)	(117)	(117)	—	—	—	—
Trade and other payables	(26 167)	(26 628)	(24 756)	(476)	(207)	(289)	(900)

	(142 666)	(197 604)	(36 833)	(14 758)	(13 220)	(25 033)	(107 760)

Derivative financial assets/(liabilities)
Interest rate derivatives	(96)	(101)	(9)	(21)	(14)	16	(73)
Foreign exchange derivatives	(61)	(52)	(59)	7	—	—	—
Cross currency interest rate swaps	(897)	(1 043)	65	(128)	114	(904)	(190)
Commodity derivatives	179	143	139	4	—	—	—
Equity derivatives	(1 036)	(1 134)	(1 134)	—	—	—	—

	(1 911)	(2 187)	(998)	(138)	100	(888)	(263)

Of which: directly related to cash flow hedges	(20)	(29)	64	5	2	4	(104)

	2016
Million US dollar	Carrying amount[1]	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Secured bank loans	(862)	(937)	(676)	(116)	(33)	(32)	(80)
Commercial papers	(2 053)	(2 054)	(2 054)	—	—	—	—
Unsecured bank loans	(9 662)	(11 057)	(1 618)	(535)	(365)	(8 535)	(4)
Unsecured bond issues	(109 627)	(162 300)	(7 284)	(10 262)	(13 713)	(25 383)	(105 658)
Unsecured other loans	(122)	(279)	(27)	(41)	(33)	(41)	(137)
Finance lease liabilities	(234)	(346)	(44)	(42)	(44)	(70)	(146)
Bank overdraft	(184)	(184)	(184)	—	—	—	—
Trade and other payables	(24 879)	(25 398)	(23 717)	(449)	(209)	(331)	(692)

	(147 623)	(202 555)	(35 604)	(11 445)	(14 397)	(34 392)	(106 717)

Derivative financial assets/(liabilities)
Interest rate derivatives	(267)	(269)	5	3	(13)	(35)	(229)
Foreign exchange derivatives	47	42	44	(2)	—	—	—
Cross currency interest rate swaps	(32)	(58)	22	(97)	—	55	(38)
Commodity derivatives	125	117	107	10	—	—	—
Equity derivatives	(490)	(499)	(499)	—	—	—	—

	(617)	(667)	(321)	(86)	(13)	20	(267)

Of which: directly related to cash flow hedges	28	6	176	(112)	(2)	—	(56)

Summary for Each Type of Derivative Fair Value Recognized as Assets and Lliabilities

The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the balance sheet:

	Assets		Liabilities		Net
Million US dollar	2017	2016	2017	2016	2017	2016
Foreign currency
Forward exchange contracts	151	492	(211)	(441)	(60)	51
Foreign currency futures	1	3	(2)	(7)	(1)	(4)

Interest rate
Interest rate swaps	14	26	(37)	(216)	(23)	(190)
Cross currency interest rate swaps	9	182	(906)	(214)	(897)	(32)
Other interest rate derivatives	—	—	(73)	(77)	(73)	(77)

Commodities
Aluminum swaps	178	69	(5)	(8)	173	61
Sugar futures	24	22	(20)	(5)	4	17
Wheat futures	34	52	(22)	(30)	12	22
Other commodity derivatives	10	46	(20)	(21)	(10)	25

Equity
Equity derivatives	62	225	(1 098)	(715)	(1 036)	(490)

	483	1 117	(2 394)	(1 734)	(1 911)	(617)

Of which:
Non-current	25	146	(937)	(471)	(912)	(325)
Current	458	971	(1 457)	(1 263)	(999)	(292)

Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value

The following table summarizes the carrying amounts of the fixed rate interest-bearing financial liabilities as recognized in the balance sheet and the fair value of these liabilities. The fair value was assessed using common discounted cash-flow method based on market conditions existing at the balance sheet date. Therefore, the fair value of the fixed interest-bearing liabilities is within level 2 of the fair value hierarchy as set forth by IFRS 13 – Fair value measurement. Floating rate interest-bearing financial liabilities and all trade and other receivables and payables, including derivatives financial instruments, have been excluded from the analysis as their carrying amounts as recognized in the balance sheet are a reasonable approximation of their fair values:

Interest-bearing financial liabilities Million US dollar	2017 Carrying amount[32]	2017 Fair value	2016 Carrying amount[1]	2016 Fair value
Fixed rate
Australian dollar	(1 838)	(1 896)	(520)	(518)
Brazilian real	(206)	(206)	(375)	(375)
Canadian dollar	(2 543)	(2 574)	(886)	(954)
Euro	(26 386)	(26 942)	(23 991)	(26 684)
Peruvian nuevo sol	(33)	(33)	(119)	(118)
Pound sterling	(4 403)	(4 902)	(2 212)	(2 847)
US dollar	(74 476)	(83 482)	(79 615)	(85 397)
Other	(252)	(252)	(412)	(411)

	(110 137)	(120 287)	(108 130)	(117 305)

[32]	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date.

Analysis of Financial Instruments

Fair value hierarchy 2017 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	1 304	5	—
Derivatives at fair value through profit and loss	—	89	—
Derivatives in a cash flow hedge relationship	9	340	—
Derivatives in a fair value hedge relationship	—	36	—
Derivatives in a net investment hedge relationship	—	9	—

	1 313	479	—

Financial Liabilities
Non-derivatives recognized at fair value	—	—	—
Deferred consideration on acquisitions at fair value	—	—	2 210
Derivatives at fair value through profit and loss	1	1 210	—
Derivatives in a cash flow hedge relationship	28	341	—
Derivatives in a fair value hedge relationship	—	129	—
Derivatives in a net investment hedge relationship	—	685	—

	29	2 365	2 210

Fair value hierarchy 2016 Million US dollar	Quoted (unadjusted) prices—level 1	Observable market inputs—level 2	Unobservable market inputs—level 3
Financial Assets
Held for trading (non-derivatives)	5 659	—	—
Derivatives at fair value through profit and loss	1	338	—
Derivatives in a cash flow hedge relationship	30	549	—
Derivatives in a fair value hedge relationship	—	54	—
Derivatives in a net investment hedge relationship	—	145	—

	5 690	1 086	—

Financial Liabilities
Non-derivatives recognized at fair value	—	1 485	—
Deferred consideration on acquisitions at fair value	—	—	1 826
Derivatives at fair value through profit and loss	3	818	—
Derivatives in a cash flow hedge relationship	27	524	—
Derivatives in a fair value hedge relationship	—	354	—
Derivatives in a net investment hedge relationship	—	8	—

	30	3 189	1 826

Summary of Offsetting Financial Assets and Liabilities

The following financial assets and liabilities are subject to offsetting, enforceable master netting agreements and similar agreements:

	2017
Million US dollar	Gross amount	Net amount recognized in the statement of financial position[33]	Other offsetting agreements[34]	Total net amount
Derivative assets	483	483	(466)	17
Derivative liabilities	(2 394)	(2 394)	466	(1 928)

	2016
Million US dollar	Gross amount	Net amount recognized in the statement of financial position[1]	Other offsetting agreements[2]	Total net amount
Derivative assets	1 117	1 117	(1 054)	63
Derivative liabilities	(1 734)	(1 734)	1 261	(473)